Net Loss Per Share - Additional Information (Detail) - shares	3 Months Ended
	Jan. 02, 2021	Dec. 28, 2019
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Incremental Common Shares Attributable to Dilutive Effect of Conversion of Debt Securities		0
Employee Stock Option
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded From Computation Of Earnings Per Share Amount	4,604,118
Restricted Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded From Computation Of Earnings Per Share Amount	5,949,305